August 4, 2008

VIA EDGAR

The United States Securities
   And Exchange Commission
100 F Street, NE
Washington, D.C.  20549-4644

Subject:                  Nationwide Provident VLI Separate Account A
Nationwide Life and Annuity Company of America
SEC File No. 333-67775
CIK No. 0000926998

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”) and on behalf of the Nationwide Provident VLI Separate Account A (the “Variable Account”) and Nationwide Life and Annuity Company of America (the “Company”), we certify that the form of the prospectus that would have been filed under paragraphs (b) or (c) of Rule 497 does not differ from the form of the prospectus contained in Post Effective Amendment No. 15 to the registration statement for the Company and the Variable Account that became effective August 1, 2008.

Please contact me at (614) 677-8212 with any questions regarding this filing.

Sincerely,

/s/ STEPHEN M. JACKSON

Stephen M. Jackson
Assistant General Counsel
Nationwide Life and Annuity Company of America